Other Receivables	12 Months Ended
Jun. 30, 2021
Receivables [Abstract]
Other receivables

Note 8 – Other receivables

Other receivables consist of the following:

	June 30, 2021	June 30, 2020

Security deposits for rents	$344,680	$516,960
Employee advances	1,933	2,080
Others	6,054	6,456
Subtotal	352,667	523,085
Less: Long-term security deposits	(234,819)	(422,783)
Total other receivables	$117,848	$100,302